Segment Information - Summary of Additional Information by Geographies (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information by geographies [line items]
Turnover	€ 50,982	€ 53,715	€ 52,713
Operating profit	12,535	8,857	7,801
Non-underlying items	(3,176)	543	823
Underlying operating profit	9,359	9,400	8,624
Share of net profit/(loss) of joint ventures and associates	185	155	127
Asia/AMET/RUB [member]
Additional information by geographies [line items]
Turnover	22,868	23,266	22,445
Operating profit	4,777	3,802	3,275
Non-underlying items	(437)	306	254
Underlying operating profit	4,340	4,108	3,529
Share of net profit/(loss) of joint ventures and associates		12	(2)
The Americas [member]
Additional information by geographies [line items]
Turnover	16,020	17,525	17,105
Operating profit	3,586	3,086	2,504
Non-underlying items	(892)	(23)	401
Underlying operating profit	2,694	3,063	2,905
Share of net profit/(loss) of joint ventures and associates	114	112	108
Europe [member]
Additional information by geographies [line items]
Turnover	12,094	12,924	13,163
Operating profit	4,172	1,969	2,022
Non-underlying items	(1,847)	260	168
Underlying operating profit	2,325	2,229	2,190
Share of net profit/(loss) of joint ventures and associates	€ 71	€ 31	€ 21